Deferred Revenue - Schedule of Deferred Revenue (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2014
Deferred Revenue Arrangement [Line Items]
Deferred revenue		$ 26,733	$ 23,879
Deferred revenue, long-term portion	$ 10,277	12,016	9,330
Deferred revenue, current portion	$ 15,477	14,717	14,549
Prepaid Membership Fees [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue		5,134	5,382
Enrollment Fees [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue		1,555	1,692
Equipment Discount [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue		2,968	2,689	$ 3,000
Annual Membership Fees [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue		6,132	5,696
Area Development and Franchise Fees [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue		$ 10,944	$ 8,420